Equity and Divestitures - Schedule of Illustrates the Shareholders’ Equity (Details) - SPAC Merger [Member] - shares		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Illustrates the Shareholders [Line Items]
Balance at beginning		31,617,370		17,818,669		17,610,450
Subtotal				20,132,291
Acquisition of Nvni Group Limited	[1]			11,485,080
Balance at ending		38,437,442	[2]	31,617,370		17,818,669
Shares issued		6,820,072		2,313,622	[3]	208,219	[4]

[1]	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.
[2]	The Company has a total of 3,884,371 reserved shares that have been authorized but not issued as of December 31, 2024. Thus, the total outstanding shares authorized and issued is 34,553,071 as of December 31, 2024.
[3]	The shares issued pertain to the premium on loans, subscription right payments, earn out payments and stock option exercised by the board made in 2023, prior to the conversion into Nvni Group Limited shares.
[4]	Shares were issued in December 2022 in connection with the exercise of subscription rights as detailed below. On December 22, 2022, the Company entered into a contribution agreement with Nuvini Holdings Limited, an exempted company incorporated with limited liability in the Cayman Islands that is the parent company of Nuvini S.A, that effective upon the agreement, the Company transferred 100% of Nuvini shareholders’ equity from Nuvini shares to Nuvini Holdings Limited shares.